Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Parenthetical) (Detail) - ARS ($) $ in Thousands	May 04, 2017	Dec. 31, 2018	Jul. 26, 2018	Dec. 31, 2017	Aug. 18, 2017	May 17, 2017	Jan. 01, 2017
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Convertible amount		$ 2,360,360		$ 2,360,360
Variable rate			3.50%		2.98%	2.69%
Annual nominal fixed rate		25.98%
Percentage of residual face value	100.00%
Fixed rate maturing in 9 months [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Annual nominal fixed rate							27.00%
Variable rate maturing in 15 months [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Annual nominal fixed rate							4.25%
Private Badlar [member] | Weighted average [member] | Floating interest rate [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Variable rate					2.98%	2.69%